Nuveen Variable Rate Preferred & Income Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NPFD
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 154.4%   (99.4% of Total Investments)
X 439,076,695 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 99.4% (64.0% of Total Investments)
X 439,076,695
Automobiles - 4.1%
$ 8,535 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 7,457,456
12,331 General Motors Financial Co Inc 5.750% N/A (3) BB+ 10,466,183
Total Automobiles 17,923,639
Banks - 41.6%
8,200 Bank of America Corp 6.250% N/A (3) BBB+ 8,016,320
10,610 Bank of America Corp 6.500% N/A (3) BBB+ 10,577,321
1,775 Bank of America Corp 6.300% N/A (3) BBB+ 1,787,517
2,219 Bank of America Corp 6.100% N/A (3) BBB+ 2,177,394
16,995 Citigroup Inc 6.300% N/A (3) BBB- 16,031,383
8,000 Citigroup Inc 5.000% N/A (3) BBB- 7,500,000
2,875 Citigroup Inc 6.250% N/A (3) BBB- 2,819,714
3,000 Citigroup Inc (3-Month LIBOR reference rate + 4.230%
spread) (4)
9.094% N/A (3) BBB- 3,000,000
3,375 Citigroup Inc 5.950% N/A (3) BBB- 3,164,122
1,650 Citigroup Inc 7.375% N/A (3) BBB- 1,629,375
2,500 Citizens Financial Group Inc 6.375% N/A (3) Baa3 2,162,500
3,680 Citizens Financial Group Inc 4.000% N/A (3) Baa3 2,861,200
6,050 CoBank ACB 6.450% N/A (3) BBB+ 5,701,654
3,271 Fifth Third Bancorp 4.500% N/A (3) Baa3 2,896,969
5,600 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (4)
8.838% N/A (3) Ba1 5,194,000
5,190 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (3) BBB 6,329,578
8,400 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 7,493,003
16,945 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 16,924,666
2,933 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 2,810,888
3,195 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 3,161,357
4,789 KeyCorp 5.000% N/A (3) Baa3 3,783,309
8,000 M&T Bank Corp 5.125% N/A (3) Baa2 6,195,788
5,735 PNC Financial Services Group Inc/The 6.250% N/A (3) Baa2 5,256,127
2,445 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 2,267,737
3,534 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 3,215,940
3,990 PNC Financial Services Group Inc/The 6.200% N/A (3) Baa2 3,757,413
2,470 Regions Financial Corp 5.750% N/A (3) Baa3 2,334,756
8,195 Truist Financial Corp 5.100% N/A (3) Baa2 7,228,502
4,970 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (4)
7.968% N/A (3) Baa2 4,771,200
7,873 Truist Financial Corp 4.800% N/A (3) Baa2 6,839,669
4,608 Wells Fargo & Co 3.900% N/A (3) Baa2 4,009,847
14,429 Wells Fargo & Co 5.875% N/A (3) Baa2 14,114,736
7,000 Wells Fargo & Co 5.900% N/A (3) Baa2 6,600,300
1,200 Zions Bancorp NA 7.200% N/A (3) BB+ 1,030,200
Total Banks 183,644,485
Capital Markets - 7.0%
2,405 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 2,341,869
13,128 Charles Schwab Corp/The 5.375% N/A (3) Baa2 12,496,215
5,890 Goldman Sachs Group Inc/The 5.300% N/A (3) BBB- 5,588,344
5,880 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 5,673,433
5,700 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 4,777,838
Total Capital Markets 30,877,699

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NPFD
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Consumer Finance - 3.7%
$ 4,200 Ally Financial Inc 4.700% N/A (3) Ba2 $ 2,950,500
3,320 Ally Financial Inc 4.700% N/A (3) Ba2 2,448,500
3,785 American Express Co 3.550% N/A (3) Baa2 3,180,078
4,705 Capital One Financial Corp 3.950% N/A (3) Baa3 3,470,588
3,690 Discover Financial Services 5.500% N/A (3) Ba1 2,804,400
1,745 Discover Financial Services 6.125% N/A (3) Ba1 1,651,959
Total Consumer Finance 16,506,025
Electric Utilities - 5.1%
2,600 American Electric Power Co Inc 3.875% 2/15/62 BBB 2,080,841
4,530 Edison International 5.000% N/A (3) BB+ 3,872,313
1,445 Edison International 5.375% N/A (3) BB+ 1,286,809
14,093 Emera Inc (5) 6.750% 6/15/76 BB+ 13,422,354
2,000 Southern Co/The 4.000% 1/15/51 BBB- 1,879,200
Total Electric Utilities 22,541,517
Financial Services - 3.0%
3,250 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 2,925,000
350 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 308,000
6,310 Equitable Holdings Inc 4.950% N/A (3) BBB- 5,750,344
4,352 Voya Financial Inc 6.125% N/A (3) BBB- 4,191,760
Total Financial Services 13,175,104
Independent Power and Renewable Electricity Producers - 1.7%
2,685 AES Andes SA, 144A 7.125% 3/26/79 BB 2,529,270
1,700 AES Andes SA, 144A 6.350% 10/07/79 BB 1,577,410
2,215 Vistra Corp, 144A 7.000% N/A (3) Ba3 1,986,475
1,560 Vistra Corp, 144A 8.000% N/A (3) Ba3 1,470,300
Total Independent Power and Renewable Electricity Producers 7,563,455
Industrial Conglomerates - 0.8%
3,573 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4)
8.196% N/A (3) BBB- 3,566,747
Total Industrial Conglomerates 3,566,747
Insurance - 14.4%
2,595 Aegon NV 5.500% 4/11/48 Baa1 2,516,631
2,250 American International Group Inc 5.750% 4/01/48 BBB- 2,165,625
4,516 Assurant Inc 7.000% 3/27/48 Baa3 4,308,047
3,000 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 2,685,000
3,050 AXIS Specialty Finance LLC (5) 4.900% 1/15/40 BBB 2,451,457
6,115 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,402,169
1,000 Enstar Finance LLC 5.750% 9/01/40 BBB- 834,850
10,345 Markel Corp 6.000% N/A (3) BBB- 10,051,486
6,495 MetLife Inc (5) 5.875% N/A (3) BBB 6,027,018
3,395 Prudential Financial Inc 5.125% 3/01/52 BBB+ 3,071,561
3,875 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 3,837,893
8,205 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 Baa1 8,204,099
1,600 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 1,510,695
3,915 SBL Holdings Inc, 144A 6.500% N/A (3) BB 2,279,274
14,500 SBL Holdings Inc, 144A 7.000% N/A (3) BB 9,352,500
Total Insurance 63,698,305
Media - 0.4%
2,235 Paramount Global 6.375% 3/30/62 Baa3 1,917,093
Total Media 1,917,093

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Multi-Utilities - 4.0%
$ 2,660 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ $ 2,151,283
8,050 CenterPoint Energy Inc 6.125% N/A (3) BBB- 7,667,625
2,500 CMS Energy Corp (5) 4.750% 6/01/50 BBB- 2,187,500
3,400 Sempra Energy 4.125% 4/01/52 BBB- 2,753,462
3,210 Sempra Energy 4.875% N/A (3) BBB- 3,018,563
Total Multi-Utilities 17,778,433
Oil, Gas & Consumable Fuels - 5.6%
8,546 Enbridge Inc (5) 5.500% 7/15/77 BBB- 7,562,770
2,350 Enbridge Inc 6.000% 1/15/77 BBB- 2,196,236
6,360 Enbridge Inc 7.625% 1/15/83 BBB- 6,478,178
5,345 Energy Transfer LP (5) 6.500% N/A (3) BB 4,730,325
545 Energy Transfer LP 7.125% N/A (3) BB 459,162
2,155 Transcanada Trust 5.600% 3/07/82 BBB- 1,822,138
1,460 Transcanada Trust 5.500% 9/15/79 BBB- 1,237,055
Total Oil, Gas & Consumable Fuels 24,485,864
Trading Companies & Distributors - 5.7%
6,200 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 Baa3 5,823,549
13,900 AerCap Holdings NV 5.875% 10/10/79 BB+ 12,892,899
4,841 Air Lease Corp 4.650% N/A (3) BB+ 3,975,421
3,673 ILFC E-Capital Trust I, 144A 6.548% 12/21/65 Baa3 2,369,085
Total Trading Companies & Distributors 25,060,954
U.S. Agency - 0.0%
50 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 43,500
50 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 43,875
Total U.S. Agency 87,375
Wireless Telecommunication Services - 2.3%
10,000 Vodafone Group PLC 7.000% 4/04/79 BB+ 10,250,000
Total Wireless Telecommunication Services 10,250,000
Total $1,000 Par (or similar) Institutional Preferred (cost $510,533,660) 439,076,695
Shares Description (1) Coupon Ratings (2) Value
X 140,671,978 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 31.8% (20.5% of Total Investments)
X 140,671,978
Banks - 7.2%
38,600 CoBank ACB 6.200% BBB+ $ 3,686,300
1,000 Farm Credit Bank of Texas, 144A 6.750% Baa1 97,500
121,601 Fifth Third Bancorp 6.625% Baa3 2,979,224
245,000 KeyCorp 6.200% Baa3 5,439,000
62,700 KeyCorp 6.125% Baa3 1,410,123
230,765 New York Community Bancorp Inc 6.375% Ba2 5,402,209
168,058 Regions Financial Corp 6.375% Baa3 4,026,670
163,723 Regions Financial Corp 5.700% Baa3 3,788,550
121,800 Synovus Financial Corp 5.875% BB- 2,577,288
99,600 Wintrust Financial Corp 6.875% BB 2,357,532
Total Banks 31,764,396
Capital Markets - 5.9%
144,300 Goldman Sachs Group Inc/The 5.500% BB+ 3,621,930
166,500 Morgan Stanley 7.125% BBB 4,242,420
122,400 Morgan Stanley 6.875% BBB 3,106,512
122,800 Morgan Stanley 6.375% BBB 3,085,964
431,297 Morgan Stanley 5.850% BBB 10,786,738

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NPFD
Shares   Description (1) Coupon Ratings (2) Value
Capital Markets (continued)
54,600 Morgan Stanley 6.500% BBB $ 1,427,244
Total Capital Markets 26,270,808
Financial Services - 2.6%
31,750 AgriBank FCB 6.875% BBB+ 3,175,000
80,582 Federal Agricultural Mortgage Corp 6.000% N/R 2,074,987
261,000 Voya Financial Inc 5.350% BBB- 6,368,400
Total Financial Services 11,618,387
Food Products - 2.7%
157,200 CHS Inc 6.750% N/R 3,942,576
315,300 CHS Inc 7.100% N/R 7,819,440
300 Dairy Farmers of America Inc, 144A 7.875% BB+ 27,600
Total Food Products 11,789,616
Insurance - 8.6%
180,150 American Equity Investment Life Holding Co 6.625% BB 4,301,982
310,550 American Equity Investment Life Holding Co 5.950% BB 7,161,283
340,200 Aspen Insurance Holdings Ltd 5.950% BB+ 8,205,624
194,775 Athene Holding Ltd 6.350% BBB 4,224,670
166,250 Athene Holding Ltd 6.375% BBB 3,748,937
131,900 Enstar Group Ltd 7.000% BBB- 3,020,510
93,300 Reinsurance Group of America Inc 7.125% BBB+ 2,449,125
188,600 Reinsurance Group of America Inc 5.750% BBB+ 4,777,238
Total Insurance 37,889,369
Multi-Utilities - 0.2%
31,600 NiSource Inc 6.500% BBB- 788,420
Total Multi-Utilities 788,420
Oil, Gas & Consumable Fuels - 3.5%
51,100 Energy Transfer LP 7.600% BB 1,181,432
176,668 NuStar Energy LP 12.065% B2 4,376,066
271,200 NuStar Energy LP 10.942% B2 6,256,584
154,289 NuStar Logistics LP 11.994% B 3,940,541
Total Oil, Gas & Consumable Fuels 15,754,623
Trading Companies & Distributors - 1.1%
164,687 Air Lease Corp 6.150% BB+ 3,604,999
43,800 WESCO International Inc 10.625% B+ 1,191,360
Total Trading Companies & Distributors 4,796,359
Total $25 Par (or similar) Retail Preferred (cost $159,998,266) 140,671,978
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X 102,699,498 CONTINGENT CAPITAL SECURITIES - 23.2% (14.9% of Total Investments)
X 102,699,498
Banks - 20.3%
$ 1,000 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (3) Baa2 $ 964,878
2,380 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 2,170,393
2,495 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (3) Ba2 1,988,702
1,595 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (3) Ba2 1,451,698
715 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (3) Ba2 630,988
4,000 Banco Santander SA , Reg S 7.500% N/A (3) Ba1 3,840,000
2,600 Banco Santander SA 4.750% N/A (3) Ba1 2,023,580
2,340 Barclays PLC 8.000% N/A (3) BBB- 2,049,606
7,258 Barclays PLC 7.750% N/A (3) BBB- 6,829,923
3,800 Barclays PLC 6.125% N/A (3) BBB- 3,263,820

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 3,550 BNP Paribas SA, 144A 6.625% N/A (3) BBB $ 3,382,795
1,530 BNP Paribas SA, 144A 7.750% N/A (3) BBB 1,461,150
2,089 BNP Paribas SA, 144A 7.000% N/A (3) BBB 1,864,224
1,085 BNP Paribas SA, 144A 9.250% N/A (3) BBB 1,115,814
2,465 Credit Agricole SA, 144A 7.875% N/A (3) BBB 2,418,781
5,240 Credit Agricole SA, 144A 8.125% N/A (3) BBB 5,191,802
925 Danske Bank A/S , Reg S 4.375% N/A (3) BBB- 785,997
910 Danske Bank A/S , Reg S 7.000% N/A (3) BBB- 846,482
3,205 HSBC Holdings PLC 6.000% N/A (3) BBB 2,831,617
760 HSBC Holdings PLC 8.000% N/A (3) BBB 754,300
7,000 HSBC Holdings PLC 6.375% N/A (3) BBB 6,633,375
7,641 ING Groep NV , Reg S 6.750% N/A (3) BBB 7,163,437
1,098 Intesa Sanpaolo SpA, 144A 7.700% N/A (3) BB- 999,043
2,000 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 1,923,630
9,185 Lloyds Banking Group PLC 6.750% N/A (3) Baa3 8,459,148
1,500 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 1,293,066
5,825 NatWest Group PLC 8.000% N/A (3) BBB- 5,766,342
1,860 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 1,741,834
3,345 Societe Generale SA, 144A 8.000% N/A (3) BB 3,121,705
1,500 Societe Generale SA, 144A 9.375% N/A (3) BB+ 1,424,100
1,500 Societe Generale SA, 144A 4.750% N/A (3) BB+ 1,144,950
1,700 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 1,646,603
755 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 712,001
1,660 UniCredit SpA , Reg S 8.000% N/A (3) BB- 1,602,315
Total Banks 89,498,099
Capital Markets - 2.9%
9,004 Credit Suisse Group AG, 144A 7.500% N/A (3) C 337,650
3,325 Credit Suisse Group AG, 144A 9.750% N/A (3) C 124,687
5,850 Credit Suisse Group AG, 144A 6.375% N/A (3) Ba2 219,375
2,460 Credit Suisse Group AG, 144A 7.500% N/A (3) C 92,250
6,000 Deutsche Bank AG 6.000% N/A (3) Ba2 4,469,400
8,830 UBS Group AG , Reg S 6.875% N/A (3) BBB 7,958,037
Total Capital Markets 13,201,399
Total Contingent Capital Securities (cost $142,795,321) 102,699,498
Total Long-Term Investments (cost $813,327,247) 682,448,171
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9% (0.6% of Total Investments)
X 3,900,761 REPURCHASE AGREEMENTS - 0.9% (0.6% of Total Investments)
X 3,900,761
$ 3,901 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$3,901,229, collateralized by $4,351,100, U.S. Treasury
Note, 0.750%, due 5/31/26, value $3,978,808
1.440% 5/01/23 $ 3,900,761
Total Repurchase Agreements (cost $3,900,761) 3,900,761
Total Short-Term Investments (cost $3,900,761) 3,900,761
Total Investments (cost $ 817,228,008 ) - 155 .3% 686,348,932
Borrowings - (31.1)% (7),(8) (137,614,000)
Reverse Repurchase Agreements, including accrued interest - (6.4)%(9) (28,140,070)
TFP Shares, Net - (19.1)%(10) (84,510,170)
Other Assets & Liabilities, Net -  1.3% 5,818,456
Net Assets Applicable to Common Shares - 100% $ 441,903,148

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NPFD
financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 439,076,695 $ – $ 439,076,695
$25 Par (or similar) Retail Preferred 133,783,078 6,888,900 – 140,671,978
Contingent Capital Securities – 102,699,498 – 102,699,498
Short-Term Investments:
Repurchase Agreements – 3,900,761 – 3,900,761
Total
$ 133,783,078 $ 552,565,854 $ – $ 686,348,932
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $39,838,688 have been pledged as collateral for reverse repurchase agreements.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) Borrowings as a percentage of Total Investments is 20.1%.
(8) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $369,144,961 have been pledged as collateral for borrowings.
(9) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 4.1%.
(10) TFP Shares, Net as a percentage of Total Investments is 12.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.